Segment information - Segment revenue to consolidated net income - Additional information (Details) - Operating segments [member] - Mobile Financial Services, operating segment [member] - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 69	€ 40	€ 43
Cost of risk included in miscellaneous operating expenses	€ (31)	€ (10)	€ (7)